Revenue and Cost of Sales - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue [Line Items]
Total revenue	$ 90,049	$ 70,193	$ 37,054
Tissue-based revenue [Member]
Schedule of Revenue [Line Items]
Total revenue	72,329	55,718	31,151
Liquid-based revenue [Member]
Schedule of Revenue [Line Items]
Total revenue	17,581	14,247	5,814
Royalties and other revenues [Member]
Schedule of Revenue [Line Items]
Total revenue	$ 139	$ 228	$ 89